GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.1 - Schedule 3

Loan Number	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONINFORMATION	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX § 50(f)(2) - XXX F2 Notice for Non Home Equity was not provided	XXX § 50(f)(2) - XXX F2 Notice for Non Home Equity was not provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Appraisal guideline violation	Appraisal guideline violation		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Constitution A6 Required Fees Test	XXX Constitution A6 Required Fees Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Charges That In Total Cannot Increase More Than 10% Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third party AVM Confidence Score is less than 90%	Third party AVM Confidence Score is less than 90%		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Home loan Toolkit is Missing	Home loan Toolkit is Missing		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Transmittal Summary is Partial	Transmittal Summary is Partial		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Signed 4506t is missing	Signed 4506t is missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Rate Spread Home Loan	Rate Spread Home Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Qualified Mortgage Lending Policy Points and Fees Test	Qualified Mortgage Lending Policy Points and Fees Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test	TRID Initial Closing Disclosure Date and Funding Date Validation Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	XXX Average Prime Offer Rate APR Threshold Exceeded		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Qualified Mortgage Safe Harbor Threshold	Qualified Mortgage Safe Harbor Threshold		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan Test	Higher-Priced Mortgage Loan Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXXRate Spread Home Loan Test	XXXRate Spread Home Loan Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Bona Fide Discount Points Test	Bona Fide Discount Points Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	TILA Right of Rescission Test	TILA Right of Rescission Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Qualified Mortgage Lending Policy Points and Fees Test	Qualified Mortgage Lending Policy Points and Fees Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Qualified Mortgage Safe Harbor Threshold	Qualified Mortgage Safe Harbor Threshold		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan Test	Higher-Priced Mortgage Loan Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Higher-Priced Mortgage Loan Test	XXX Higher-Priced Mortgage Loan Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX § 50(f)(2) - XXX F2 Notice for Non Home Equity was not provided	XXX § 50(f)(2) - XXX F2 Notice for Non Home Equity was not provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard Insurance Coverage is Not Sufficient		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Transmittal Summary is Missing	Transmittal Summary is Missing		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial				Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI exceeds Guideline Maximum Allowable				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings				Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Lender Credits That Cannot Decrease Test	Lender Credits That Cannot Decrease Test				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan				Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Appraisal guideline violation	Appraisal guideline violation		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Transmittal Summary is Missing	Transmittal Summary is Missing		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower Liabilities Verification Indicator is Partial	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Property is located in a FEMA disaster area	Property is located in a FEMA disaster area	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Post FEMA Disaster Property Inspection Shows Property Damage	Post FEMA Disaster Property Inspection Shows Property Damage	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	XXX Average Prime Offer Rate APR Threshold Exceeded		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXXRate Spread Home Loan Test	XXXRate Spread Home Loan Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Second Field Review variance to appraised value exceeds 10%	Third Party Second Field Review variance to appraised value exceeds 10%	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Transmittal Summary is Partial	Transmittal Summary is Partial	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Residual income does not meet guidelines.	Residual income does not meet guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Effective Date is after the Note Date	Hazard Insurance Effective Date is after the Note Date	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	UCDP Summary Report is Missing	UCDP Summary Report is Missing	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	eSigned Documents Consent is Missing	eSigned Documents Consent is Missing	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Constitution A6 Required Fees Test	XXX Constitution A6 Required Fees Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Is Completion Certificate in file is No	Is Completion Certificate in file is No		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Interest Only Term is Unknown or an Issue	Interest Only Term is Unknown or an Issue	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	XXX Higher-Priced Mortgage Loan Finding		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXXCredit Regulations Mortgage Loan DTI Provided Test	XXXCredit Regulations Mortgage Loan DTI Provided Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Interest Rate Test	Interest Rate Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	TILA Right of Rescission Test	TILA Right of Rescission Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third Party Desk Review variance to appraised value exceeds 10%	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	CoBorrower Employment Verification does not meet guidelines	CoBorrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to Borrower Exceeds Maximum Allowable	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Second Home	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Second Home	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Payment shock exceeds lender guidelines	Payment shock exceeds lender guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO does not meet Guideline Minimum Required	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third party AVM Confidence Score is less than 90%	Third party AVM Confidence Score is less than 90%		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - The compensating factor 'Qualifying FICO is Greater than the Guideline Minimum' is removed.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	CoBorrower Employment Verification does not meet guidelines	CoBorrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party AVM to appraised value exceeds 10% allowable variance	Third Party AVM to appraised value exceeds 10% allowable variance		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower Liabilities Verification Indicator is Partial	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Rate Spread Home Loan	Rate Spread Home Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV exceeds Guideline Maximum Allowable		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Employment Verification does not meet guidelines	Borrower Employment Verification does not meet guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Late Fees Test	Late Fees Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower Liabilities Verification Indicator is Partial		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Insufficient cash to close.	Insufficient cash to close.		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Homeownership Counseling Disclosure is Missing	Homeownership Counseling Disclosure is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	XXX Average Prime Offer Rate APR Threshold Exceeded		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Rate Spread Home Loan	Rate Spread Home Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Consummation or Reimbursement Date Validation Test	Consummation or Reimbursement Date Validation Test		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Originator NMLS is Not Active	Originator NMLS is Not Active		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Homeownership Counseling Disclosure is Partial	Homeownership Counseling Disclosure is Partial		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Homeownership Counseling Disclosure is Missing	Homeownership Counseling Disclosure is Missing	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Income Verification does not match Approval	Borrower Income Verification does not match Approval	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged			2			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Home Improvement Renovation
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	TILA Right of Rescission Test	TILA Right of Rescission Test	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Interested Party Contribution – Exceeds Guidelines	Interested Party Contribution – Exceeds Guidelines	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Acknowledged	XX/XX/XXXX		2			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum  or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Final Loan Application is Missing	Final Loan Application is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Liabilities Verification Indicator is Missing	Borrower Liabilities Verification Indicator is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Credit Report is Missing	Borrower Credit Report is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Initial Loan Application is Missing	Initial Loan Application is Missing		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	eSigned Documents Consent is Missing	eSigned Documents Consent is Missing		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Rate Term Refinance Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Rate Term Refinance Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Missing	Note Document Indicator is Missing		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Security Instrument Indicator is Missing	Security Instrument Indicator is Missing		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Final Loan Application is Missing	Final Loan Application is Missing		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	HAZARD INSURANCE CERTIFICATE MISSING	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Lender Credits That Cannot Decrease Test	Lender Credits That Cannot Decrease Test	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than X years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Reimbursement Amount Test	Reimbursement Amount Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Charges That In Total Cannot Increase More Than 10% Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Initial Loan Estimate Delivery Date Test (from application)		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	RESPA Homeownership Counseling Organizations Disclosure Date Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	TILA Finance Charge Test	TILA Finance Charge Test		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Second Home	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Credit Report is Missing	Borrower Credit Report is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Borrower Credit Report is Missing	Borrower Credit Report is Missing		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard Insurance Coverage is Not Sufficient.		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings		Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Limited Cash Out (GSE Definition)
XXXXX	XXXXX	XXXXX	XXXXX	Credit	Hazard Insurance Indicator is Partial	Hazard Insurance Indicator is Partial				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	Title Issues Present	Title Issues Present				Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings				Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings				Cleared			1			XX/XX/XXXX	XXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose
XXXXX	XXXXX	XXXXX	XXXXX	Compliance	No Compliance Findings	No Compliance Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Credit	No Credit Findings	No Credit Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase
XXXXX	XXXXX	XXXXX	XXXXX	Property	No Property Findings	No Property Findings	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
								;		Cleared			1			XX/XX/XXXX	XXX	Investment Property	Other than first time Home Purchase